Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Schedule of Subsequent Events [Table Text Block]
As a result of this series of Stock Purchase Agreements On June 22, 2013, June 24, 2013 and July 9, 2013, Prime’s Initial Portfolio comprised of ten assets listed in the table below. All of the properties in the portfolio are commercial real estate assets based in Italy.

	Property Name/Location	Purchase Price (€ in millions)	Mortgage (€ millions)	Equity Value (€ millions)	Net shares issuable(1)
1	Corso Europa 22, Milano	€20.00	€14.00	€6.00	780,000
2	Milanofiori, Building A5	€2.27	€1.66	€0.61	79,582
3	Milanofiori, Building Q7	€0.87	€0.64	€0.23	30,501
4	Milanofiori, Building N	€4.26	€3.18	€1.08	140,400
5	Viale Lucania, Buccinasco	€16.20	€11.82	€4.38	569,660
6	Via Buozzi 22, Buccinasco	€1.36	€0.36	€1.00	130,779
7	Via Newton, Assago	€2.50	€1.18	€1.32	171,990
8	Via Lazio 95, Buccinasco	€3.73	€0.98	€2.75	357,819
9	Via Emilia, Buccinasco	€0.29	€0.21	€0.08	10,167
10	Via Mulino, Buccinasco	€1.07	€0.73	€0.34	44,200
	Total:	€52.55	€34.74	€17.81	2,315,170

(1)
Calculated at an assumed U.S. dollar to Euro exchange rate of $1.30 per €1.00, and a per share price of $10.00. Such amounts are subject to further adjustment based on the Target’s working capital at the time of closing.